Debt and Lease Arrangements - Narrative (Details)		12 Months Ended
	Dec. 13, 2019 USD ($) extension_options	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt issued		$ 96,424,000,000	$ 76,824,000,000
Fair value of debt excluding finance lease liabilities		71,163,000,000	64,708,000,000
Cash outflow for leases		7,866,000,000
Subsidiaries
Disclosure of detailed information about borrowings [line items]
Amount undrawn		2,784,000,000	3,035,000,000
CP programmes
Disclosure of detailed information about borrowings [line items]
Maximum issuance of debt, short-term		$ 10,000,000,000
Debt maturity period, short term debt		270 days
Maximum issuance of debt, long-term		$ 10,000,000,000
Debt maturity period, long-term debt		397 days
Amount undrawn		$ 16,610,000,000	20,000,000,000
EMTN programme
Disclosure of detailed information about borrowings [line items]
Debt issued		3,000,000,000	0
US shelf registration
Disclosure of detailed information about borrowings [line items]
Debt issued		$ 4,000,000,000	$ 3,000,000,000
Committed credit facilities, due in 2020 and 2024
Disclosure of detailed information about borrowings [line items]
Revolving credit facility, maximum borrowing capacity	$ 10,000,000,000
Committed credit facilitiy, due in 2020
Disclosure of detailed information about borrowings [line items]
Revolving credit facility, maximum borrowing capacity	$ 2,000,000,000
Number of extension options | extension_options	2
Extension period	1 year
Committed credit facility, due in 2024
Disclosure of detailed information about borrowings [line items]
Revolving credit facility, maximum borrowing capacity	$ 8,000,000,000
Number of extension options | extension_options	2
Extension period	1 year
Bottom of range
Disclosure of detailed information about borrowings [line items]
Expected gearing ratio		15.00%
Top of range
Disclosure of detailed information about borrowings [line items]
Expected gearing ratio		25.00%